Consolidated Statement of Changes in Stockholders' Equity (USD $)	Comprehensive Income [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Other Comprehensive Income [Member]	Total
BALANCE at Dec. 31, 2010		$ 2,727,424	$ 6,500,396	$ 21,237,298	$ (4,317,130)	$ (328,835)	$ 25,819,153
Employee compensation stock option expense		0	0	59,355	0	0	59,355
Issuance of Series A Convertible Preferred Stock		4,550,378	0	0	0	0	4,550,378
Preferred stock dividends		0	0	0	(303,413)	0	(303,413)
Accrection on Preferred Stock		22,419	0	0	(22,419)	0	0
Comprehensive income:
Net income	917,230	0	0	0	917,230	0	917,230
Other comprehensive income, net of tax:
Unrealized holding gains on securities available for sale, net of reclassification adjusment	1,404,724	0	0	0	0	1,404,724	1,404,724
Total comprehensive income	2,321,954
BALANCE at Sep. 30, 2011		$ 7,300,221	$ 6,500,396	$ 21,296,653	$ (3,725,732)	$ 1,075,889	$ 32,447,427